UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-23330

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 3/31

Date of reporting period: 9/30/24

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

SEMI-ANNUAL REPORT September 30, 2024

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

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DISCUSSION OF FUND PERFORMANCE (Unaudited)

How did the Fund perform last six months?

For the six month period ended September 30, 2024, BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc. (the “fund”) produced a total return of 6.93% on a net-asset-value basis. Over the same time period, the fund paid dividends of $4.00 per share.1 In comparison, the ICE BofA Global High Yield Index (the “Index”), the fund’s benchmark, posted a total return of 7.14% for the same period.2

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: FactSet — The ICE BofA Global High Yield Index is a measure of the global high-yield debt market. The index represents the union of the U.S. high yield, the pan-European high yield and emerging-markets, hard currency, high yield indices. Investors cannot invest directly in any index.

STATEMENT OF INVESTMENTS

September 30, 2024 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1%
Advertising - .4%
Neptune BidCo US, Inc., Sr. Scd. Notes		9.29	4/15/2029	206,000	[c]	201,982
Summer BC Holdco B Sarl, Sr. Scd. Bonds	EUR	5.75	10/31/2026	480,000	[c]	534,913
					736,895
Airlines - .4%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes		5.75	4/20/2029	456,130	[c]	455,750
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes		9.88	9/20/2031	260,000	[c]	274,115
					729,865
Automobiles & Components - .4%
Grupo Antolin-Irausa SA, Sr. Scd. Bonds	EUR	3.50	4/30/2028	390,000	[c]	331,023
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes		6.25	2/1/2029	435,000	[c]	378,756
					709,779
Banks - .2%
Citigroup, Inc., Jr. Sub. Notes, Ser. X		3.88	2/18/2026	162,000	[d]	156,326
Freedom Mortgage Corp., Sr. Unscd. Notes		6.63	1/15/2027	180,000	[c]	180,560
					336,886
Building Materials - .4%
Cornerstone Building Brands, Inc., Sr. Scd. Notes		9.50	8/15/2029	179,000	[c]	184,025
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	230,000	[c]	232,567
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Scd. Notes		6.75	4/1/2032	186,000	[c]	192,929
					609,521
Chemicals - 1.1%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	384,000	[c,e]	359,891
Mativ Holdings, Inc., Gtd. Notes		6.88	10/1/2026	181,000	[c]	181,032

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Chemicals - 1.1% (continued)
Mativ Holdings, Inc., Sr. Unscd. Notes		8.00	10/1/2029	182,000	[c]	185,990
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	9.63	11/15/2028	230,000	[c]	275,349
Olympus Water US Holding Corp., Sr. Unscd. Notes	EUR	5.38	10/1/2029	170,000	[c]	178,374
Rain Carbon, Inc., Sr. Scd. Notes		12.25	9/1/2029	110,000	[c]	118,948
SCIH Salt Holdings, Inc., Sr. Unscd. Notes		6.63	5/1/2029	240,000	[c]	231,004
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	244,000	[c]	229,455
					1,760,043
Collateralized Loan Obligations Debt - 54.8%
Adagio IX EUR DAC CLO, Ser. IX-A, Cl. E, (3 Month EURIBOR +6.02%)	EUR	9.50	9/15/2034	1,000,000	[c,f]	1,081,058
Adagio VIII DAC CLO, Ser. VIII-A, Cl. E, (3 Month EURIBOR +6.03%)	EUR	9.72	4/15/2032	3,000,000	[c,f]	3,213,978
Apidos XXX CLO, Ser. XXXA, Cl. DR, (3 Month TSFR +5.75%)		10.95	10/18/2031	3,000,000	[c,f]	3,012,318
Apidos XXXII CLO, Ser. 2019-32A, Cl. ER, (3 Month TSFR +5.50%)		10.78	1/20/2033	1,550,000	[c,f]	1,555,572
Bain Capital Euro DAC CLO, Ser. 2021-2X, Cl. E, (3 Month EURIBOR +6.22%)	EUR	9.88	7/17/2034	1,500,000	[f]	1,636,259
Barings Euro DAC CLO, Ser. 2015-1A, Cl. ERR, (3 Month EURIBOR +6.86%)	EUR	10.55	7/25/2035	1,500,000	[c,f]	1,635,611
Barings Euro DAC CLO, Ser. 2018-3A, Cl. E, (3 Month EURIBOR +5.79%)	EUR	9.48	7/27/2031	2,150,000	[c,f]	2,382,474
Barings Euro DAC CLO, Ser. 2019-1A, Cl. ER, (3 Month EURIBOR +7.21%)	EUR	10.90	4/15/2036	1,500,000	[c,f]	1,625,325
BBAM US II Ltd. CLO, Ser. 2023-2A, Cl. D, (3 Month TSFR +8.15%)		13.45	10/15/2038	1,000,000	[c,f]	1,019,284
Birch Grove 3 Ltd. CLO, Ser. 2021-3A, Cl. E, (3 Month TSFR +7.24%)		12.52	1/19/2035	2,000,000	[c,f]	2,009,158

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Collateralized Loan Obligations Debt - 54.8% (continued)
BlackRock European IX DAC CLO, Ser. 9A, Cl. E, (3 Month EURIBOR +6.32%)	EUR	9.80	12/15/2032	1,354,000	[c,f]	1,508,748
Capital Four I DAC CLO, Ser. 1A, Cl. E, (3 Month EURIBOR +6.47%)	EUR	10.16	1/15/2033	1,000,000	[c,f]	1,115,518
Carlyle Euro DAC CLO, Ser. 2017-1A, Cl. DR, (3 Month EURIBOR +6.47%)	EUR	10.16	7/15/2034	1,000,000	[c,f]	1,110,367
Carlyle Euro DAC CLO, Ser. 2019-1A, Cl. D, (3 Month EURIBOR +6.12%)	EUR	9.60	3/15/2032	3,000,000	[c,f]	3,321,718
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2015-1A, Cl. ER, (3 Month EURIBOR +8.03%)	EUR	11.69	1/16/2033	1,000,000	[c,f]	1,049,264
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2016-2A, Cl. DRR, (3 Month EURIBOR +6.14%)	EUR	9.83	4/15/2034	1,500,000	[c,f]	1,662,018
Cathedral Lake VIII Ltd. CLO, Ser. 2021-8A, Cl. E, (3 Month TSFR +7.75%)		13.03	1/20/2035	1,000,000	[c,f]	968,365
Contego VII DAC CLO, Ser. 7A, Cl. F, (3 Month EURIBOR +8.76%)	EUR	12.46	5/14/2032	3,500,000	[c,f]	3,900,143
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month TSFR +7.39%)		12.67	10/20/2034	3,000,000	[c,f]	3,009,426
CVC Cordatus Loan Fund XII DAC, Ser. 12A, Cl. F, (3 Month EURIBOR +7.11%)	EUR	10.81	1/23/2032	750,000	[c,f]	811,274
CVC Cordatus Loan Fund XIV DAC CLO, Ser. 14A, Cl. E, (3 Month EURIBOR +5.90%)	EUR	9.44	5/22/2032	1,000,000	[c,f]	1,116,210
CVC Cordatus Loan Fund XVIII DAC CLO, Ser. 18A, Cl. FR, (3 Month EURIBOR +8.85%)	EUR	12.71	7/29/2034	2,000,000	[c,f]	2,214,553
Dryden 66 Euro DAC CLO, Ser. 2018-66A, Cl. E, (3 Month EURIBOR +5.41%)	EUR	9.08	1/18/2032	2,000,000	[c,f]	2,194,866

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Collateralized Loan Obligations Debt - 54.8% (continued)
Dryden 88 Euro DAC CLO, Ser. 2020-88A, Cl. E, (3 Month EURIBOR +6.01%)	EUR	9.70	7/20/2034	1,000,000	[c,f]	1,094,270
Elm Park DAC CLO, Ser. 1A, Cl. DRR, (3 Month EURIBOR +6.16%)	EUR	9.85	4/15/2034	1,167,000	[c,f]	1,313,480
Fidelity Grand Harbour DAC CLO, Ser. 2019-1X, Cl. F, (3 Month EURIBOR +8.63%)	EUR	12.35	3/15/2032	2,000,000	[f]	2,214,328
Fidelity Grand Harbour DAC CLO, Ser. 2021-1A, Cl. E, (3 Month EURIBOR +6.22%)	EUR	9.91	10/15/2034	1,000,000	[c,f]	1,114,226
Fidelity Grand Harbour DAC CLO, Ser. 2021-1A, Cl. F, (3 Month EURIBOR +9.15%)	EUR	12.84	10/15/2034	1,000,000	[c,f]	1,105,665
Franklin Park Place I LLC CLO, Ser. 2022-1A, Cl. E, (3 Month TSFR +7.50%)		12.80	4/14/2035	1,300,000	[c,f]	1,277,293
GoldenTree Loan Management EUR 4 DAC CLO, Ser. 4A, Cl. ER, (3 Month EURIBOR +6.07%)	EUR	9.76	7/20/2034	1,500,000	[c,f]	1,671,542
Greywolf II Ltd. CLO, Ser. 2013-1A, Cl. DRR, (3 Month TSFR +7.31%)		12.61	4/15/2034	2,000,000	[c,f]	1,999,168
ICG Euro DAC CLO, Ser. 2021-1A, Cl. E, (3 Month EURIBOR +6.46%)	EUR	10.15	10/15/2034	1,000,000	[c,f]	1,110,604
KKR 14 Ltd. CLO, Ser. 14, Cl. ER, (3 Month TSFR +6.41%)		11.71	7/15/2031	1,500,000	[c,f]	1,508,021
KKR 22 Ltd. CLO, Ser. 22A, Cl. E, (3 Month TSFR +6.26%)		11.54	7/20/2031	3,600,000	[c,f]	3,620,207
Madison Park Funding XXIX Ltd. CLO, Ser. 2018-29A, Cl. E, (3 Month TSFR +5.96%)		11.24	10/18/2030	2,750,000	[c,f]	2,760,128
Madison Park Funding XXVIII Ltd. CLO, Ser. 2018-28A, Cl. E, (3 Month TSFR +5.51%)		10.81	7/15/2030	792,470	[c,f]	795,525
Northwoods Capital 25 Ltd. CLO, Ser. 2021-25A, Cl. E, (3 Month TSFR +7.40%)		12.68	7/20/2034	3,000,000	[c,f]	2,920,578

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Collateralized Loan Obligations Debt - 54.8% (continued)
Northwoods Capital 27 Ltd. CLO, Ser. 2021-27A, Cl. E, (3 Month TSFR +7.30%)		12.59	10/17/2034	1,150,000	[c,f]	1,080,308
Palmer Square European Loan Funding DAC CLO, Ser. 2021-1A, Cl. F, (3 Month EURIBOR +8.45%)	EUR	12.14	4/15/2031	650,000	[c,f]	724,481
Purple Finance 2 DAC CLO, Ser. 2A, Cl. E, (3 Month EURIBOR +6.40%)	EUR	10.09	4/20/2032	2,600,000	[c,f]	2,899,610
Purple Finance 2 DAC CLO, Ser. 2A, Cl. F, (3 Month EURIBOR +8.84%)	EUR	12.53	4/20/2032	2,300,000	[c,f]	2,562,064
Rockford Tower Europe DAC CLO, Ser. 2019-1A, Cl. E, (3 Month EURIBOR +6.03%)	EUR	9.72	1/20/2033	2,000,000	[c,f]	2,232,267
Sound Point XXIII CLO, Ser. 2019-2A, Cl. ER, (3 Month TSFR +6.73%)		12.03	7/15/2034	4,750,000	[c,f]	4,119,005
Toro European 2 DAC CLO, Ser. 2A, Cl. ERR, (3 Month EURIBOR +6.47%)	EUR	10.16	7/25/2034	2,000,000	[c,f]	2,229,116
Toro European 6 DAC CLO, Ser. 6A, Cl. F, (3 Month EURIBOR +8.49%)	EUR	12.19	1/12/2032	1,500,000	[c,f]	1,603,410
Trimaran CAVU Ltd. CLO, Ser. 2019-1A, Cl. E, (3 Month TSFR +7.30%)		12.58	7/20/2032	2,100,000	[c,f]	2,107,052
Trimaran CAVU Ltd. CLO, Ser. 2021-2A, Cl. E, (3 Month TSFR +7.46%)		12.75	10/25/2034	2,000,000	[c,f]	1,966,168
Trinitas Euro V DAC CLO, Ser. 5A, Cl. F, (3 Month EURIBOR +9.34%)	EUR	13.03	10/25/2037	1,500,000	[c,f]	1,675,970
					90,857,993
Collateralized Loan Obligations Equity - .8%
BlackRock European VIII DAC CLO, Ser. 8A, Cl. SUB	EUR	19.08	7/20/2032	1,425,000	[c,g]	857,706
Providus II DAC CLO, Ser. 2A, Cl. SUB	EUR	23.75	7/15/2031	1,000,000	[c,g]	540,238
					1,397,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Commercial & Professional Services - 2.3%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	253,000	[c]	250,829
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes	EUR	5.25	10/15/2026	250,000	[c]	282,036
Albion Financing 2 Sarl, Sr. Unscd. Notes		8.75	4/15/2027	311,000	[c]	319,432
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes		6.00	6/1/2029	200,000	[c]	178,926
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds, Ser. 144	GBP	4.88	6/1/2028	320,000	[c]	396,020
Amber Finco PLC, Sr. Scd. Bonds	EUR	6.63	7/15/2029	200,000	[c]	233,428
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	240,000	[c]	260,464
BCP V Modular Services Finance PLC, Gtd. Notes	EUR	6.75	11/30/2029	270,000	[c]	265,987
House of HR Group BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	490,000	[c]	547,891
La Financiere Atalian, Sr. Scd. Bonds	EUR	8.50	6/30/2028	514,626		279,840
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	665,000	[c]	736,062
					3,750,915
Consumer Discretionary - 2.0%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes	EUR	7.25	4/30/2030	425,000	[c]	504,059
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes		7.88	4/30/2029	205,000	[c]	216,167
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	190,000	[c]	182,194
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes		8.00	2/1/2028	449,000	[c]	447,367
Green Bidco SA, Sr. Scd. Bonds	EUR	10.25	7/15/2028	290,000	[c]	309,255
Liberty TripAdvisor Holdings, Inc., Sr. Unscd. Debs.		0.50	6/30/2051	80,000	[c]	75,020

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Consumer Discretionary - 2.0% (continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes		4.88	5/1/2029	290,000	[c]	278,367
Miller Homes Group Finco PLC, Sr. Scd. Bonds	GBP	7.00	5/15/2029	360,000	[c]	469,695
Motel One GmbH/Muenchen, Sr. Scd. Bonds	EUR	7.75	4/2/2031	140,000	[c]	164,607
Station Casinos LLC, Gtd. Notes		4.63	12/1/2031	215,000	[c]	199,571
Verde Purchaser LLC, Sr. Scd. Notes		10.50	11/30/2030	109,000	[c]	118,427
Versuni Group BV, Sr. Scd. Bonds	EUR	3.13	6/15/2028	400,000	[c]	423,445
					3,388,174
Diversified Financials - 2.0%
AG Issuer LLC, Sr. Scd. Notes		6.25	3/1/2028	203,000	[c]	198,637
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	580,000	[c]	713,612
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes		9.25	2/1/2029	52,000	[c]	54,094
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	455,000	[c]	406,733
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	349,000	[c]	261,691
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		5.25	5/15/2027	110,000		105,496
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes		7.13	4/30/2031	316,000	[c]	335,083
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.75	11/15/2031	170,000	[c]	166,717
OneMain Finance Corp., Gtd. Notes		7.50	5/15/2031	42,000		43,271
OneMain Finance Corp., Gtd. Notes		7.88	3/15/2030	170,000		177,870
Osaic Holdings, Inc., Sr. Unscd. Notes		10.75	8/1/2027	57,000	[c]	58,082
PennyMac Financial Services, Inc., Gtd. Notes		7.13	11/15/2030	96,000	[c]	99,475
PennyMac Financial Services, Inc., Gtd. Notes		7.88	12/15/2029	229,000	[c]	244,390

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Diversified Financials - 2.0% (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes	4.00	10/15/2033	107,000	[c]	95,672
United Wholesale Mortgage LLC, Sr. Unscd. Notes	5.50	4/15/2029	238,000	[c]	232,023
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds	7.50	6/15/2031	169,000	[c]	177,385
				3,370,231
Energy - 3.7%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes	7.50	10/1/2029	392,000	[c]	397,472
Array Technologies, Inc., Sr. Unscd. Notes	1.00	12/1/2028	420,000		313,399
CITGO Petroleum Corp., Sr. Scd. Notes	8.38	1/15/2029	150,000	[c]	156,203
Comstock Resources, Inc., Gtd. Notes	6.75	3/1/2029	610,000	[c]	596,038
Encino Acquisition Partners Holdings LLC, Gtd. Notes	8.50	5/1/2028	210,000	[c]	213,918
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes	8.75	5/1/2031	52,000	[c]	54,732
Energy Transfer LP, Jr. Sub. Bonds, Ser. B	6.63	2/15/2028	526,000	[d]	520,433
Gulfport Energy Operating Corp., Gtd. Notes	6.75	9/1/2029	286,000	[c]	289,703
Kraken Oil & Gas Partners LLC, Sr. Unscd. Notes	7.63	8/15/2029	167,000	[c]	166,927
Matador Resources Co., Gtd. Notes	6.25	4/15/2033	70,000	[c]	69,001
Matador Resources Co., Gtd. Notes	6.50	4/15/2032	131,000	[c]	130,903
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes	8.25	9/1/2031	106,000	[c]	104,738
Noble Finance II LLC, Gtd. Notes	8.00	4/15/2030	237,000	[c]	244,715

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Energy - 3.7% (continued)
Northern Oil & Gas, Inc., Sr. Unscd. Notes		8.13	3/1/2028	150,000	[c]	151,213
Northriver Midstream Finance LP, Sr. Scd. Notes		6.75	7/15/2032	214,000	[c]	221,047
Rockies Express Pipeline LLC, Sr. Unscd. Notes		4.80	5/15/2030	343,000	[c]	323,455
SM Energy Co., Sr. Unscd. Notes		6.75	8/1/2029	102,000	[c]	102,502
SM Energy Co., Sr. Unscd. Notes		7.00	8/1/2032	51,000	[c]	51,232
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes		5.50	1/15/2028	50,000	[c]	48,446
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes		6.00	12/31/2030	90,000	[c]	85,558
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes		5.50	10/15/2029	418,000	[c]	397,440
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		3.88	11/1/2033	445,000	[c]	399,456
Venture Global LNG, Inc., Jr. Sub. Notes		9.00	9/30/2029	263,000	[c,d]	266,786
Venture Global LNG, Inc., Sr. Scd. Notes		7.00	1/15/2030	153,000	[c]	156,421
Venture Global LNG, Inc., Sr. Scd. Notes		8.13	6/1/2028	294,000	[c]	306,698
Venture Global LNG, Inc., Sr. Scd. Notes		8.38	6/1/2031	414,000	[c]	437,435
					6,205,871
Environmental Control - .4%
Madison IAQ LLC, Sr. Scd. Notes		4.13	6/30/2028	54,000	[c]	52,155
Madison IAQ LLC, Sr. Unscd. Notes		5.88	6/30/2029	336,000	[c]	327,435
Reworld Holding Corp., Gtd. Notes		5.00	9/1/2030	223,000		209,645
					589,235
Food Products - .9%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds	GBP	8.13	5/14/2030	210,000	[c]	278,263
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	264,000	[c]	348,047
Fiesta Purchaser, Inc., Sr. Scd. Notes		7.88	3/1/2031	159,000	[c]	168,839

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Food Products - .9% (continued)
Fiesta Purchaser, Inc., Sr. Unscd. Notes		9.63	9/15/2032	132,000	[c]	136,968
Market Bidco Finco PLC, Sr. Scd. Notes	EUR	4.75	11/4/2027	210,000	[c]	225,011
Pilgrim's Pride Corp., Gtd. Notes		3.50	3/1/2032	258,000		229,288
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes		4.63	3/1/2029	117,000	[c]	111,119
					1,497,535
Health Care - 2.8%
Bausch Health Cos., Inc., Gtd. Notes		5.25	2/15/2031	55,000	[c]	30,206
Bausch Health Cos., Inc., Sr. Scd. Notes		11.00	9/30/2028	248,000	[c]	231,880
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Bonds	EUR	4.38	1/15/2028	320,000	[c]	349,768
CHS/Community Health Systems, Inc., Scd. Notes		6.88	4/15/2029	305,000	[c]	276,853
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	209,000	[c]	192,515
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	395,000	[c]	389,001
CHS/Community Health Systems, Inc., Sr. Scd. Notes		10.88	1/15/2032	141,000	[c]	155,556
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	355,000	[c]	453,109
Global Medical Response, Inc., Sr. Scd. Notes		10.00	10/31/2028	387,000	[c,e]	389,235
LifePoint Health, Inc., Sr. Scd. Notes		9.88	8/15/2030	366,000	[c]	403,425
LifePoint Health, Inc., Sr. Unscd. Notes		10.00	6/1/2032	128,000	[c]	140,879
Neopharmed Gentili SpA, Sr. Scd. Bonds	EUR	7.13	4/8/2030	340,000	[c]	394,327

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Health Care - 2.8% (continued)
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	401,000	[c]	381,326
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes		6.75	5/15/2034	250,000	[c]	258,505
Radiology Partners, Inc., Sr. Scd. Notes		7.78	1/31/2029	131,000	[c,e]	130,181
Ray Financing LLC, Sr. Scd. Bonds	EUR	6.50	7/15/2031	160,000	[c]	183,247
Sotera Health Holdings LLC, Sr. Scd. Notes		7.38	6/1/2031	127,000	[c]	132,049
Surgery Center Holdings, Inc., Gtd. Notes		7.25	4/15/2032	185,000	[c]	193,329
					4,685,391
Industrial - 1.4%
Arcosa, Inc., Gtd. Notes		6.88	8/15/2032	195,000	[c]	204,244
Artera Services LLC, Sr. Scd. Notes		8.50	2/15/2031	108,942	[c]	107,951
Assemblin Caverion Group AB, Sr. Scd. Bonds	EUR	6.25	7/1/2030	270,000	[c]	308,847
CEME SpA, Sr. Scd. Bonds, (3 Month EURIBOR +4.50%)	EUR	7.78	9/30/2031	450,000	[f]	493,607
Dynamo Newco II GmbH, Sr. Scd. Bonds	EUR	6.25	10/15/2031	149,000	[c]	167,103
GrafTech Finance, Inc., Sr. Scd. Notes		4.63	12/15/2028	215,000	[c]	143,817
GrafTech Global Enterprises, Inc., Sr. Scd. Notes		9.88	12/15/2028	156,000	[c]	125,149
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, Sr. Scd. Notes		9.00	2/15/2029	165,000	[c]	172,386
Mangrove Luxco III Sarl, Sr. Scd. Bonds, (3 Month EURIBOR +5.00%)	EUR	8.67	7/15/2029	140,000	[c,f]	156,439
Terex Corp., Gtd. Notes		6.25	10/15/2032	45,000		45,000
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	320,000	[c]	354,025
					2,278,568
Information Technology - 1.2%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	869,000	[c]	835,440

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Information Technology - 1.2% (continued)
Cloud Software Group, Inc., Scd. Bonds	9.00	9/30/2029	225,000	[c]	229,156
Cloud Software Group, Inc., Sr. Scd. Notes	6.50	3/31/2029	208,000	[c]	207,129
Cloud Software Group, Inc., Sr. Scd. Notes	8.25	6/30/2032	49,000	[c]	51,259
Elastic NV, Sr. Unscd. Notes	4.13	7/15/2029	349,000	[c]	326,412
UKG, Inc., Sr. Scd. Notes	6.88	2/1/2031	269,000	[c]	278,153
				1,927,549
Insurance - 1.8%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes	4.25	2/15/2029	396,000	[c]	374,439
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes	7.50	11/6/2030	144,000	[c]	148,316
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes	6.00	8/1/2029	150,000	[c]	144,806
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes	8.25	2/1/2029	181,000	[c]	186,913
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes	6.75	4/15/2028	260,000	[c]	264,404
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes	7.00	1/15/2031	60,000	[c]	61,702
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes	7.38	10/1/2032	141,000	[c]	143,129
Ardonagh Finco Ltd., Sr. Scd. Notes	7.75	2/15/2031	439,000	[c]	454,180
Ardonagh Group Finance Ltd., Sr. Unscd. Notes	8.88	2/15/2032	200,000	[c]	206,869
AssuredPartners, Inc., Sr. Unscd. Notes	5.63	1/15/2029	230,000	[c]	221,622
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes	7.25	2/15/2031	200,000	[c]	207,708
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes	8.13	2/15/2032	400,000	[c]	411,534

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Insurance - 1.8% (continued)
Panther Escrow Issuer LLC, Sr. Scd. Notes	7.13	6/1/2031	132,000	[c]	138,560
				2,964,182
Internet Software & Services - .5%
Arches Buyer, Inc., Sr. Scd. Notes	4.25	6/1/2028	143,000	[c]	131,718
Arches Buyer, Inc., Sr. Unscd. Notes	6.13	12/1/2028	288,000	[c]	246,847
Match Group Holdings II LLC, Sr. Unscd. Notes	4.13	8/1/2030	340,000	[c]	318,769
Newfold Digital Holdings Group, Inc., Sr. Scd. Notes	11.75	10/15/2028	60,000	[c]	59,207
				756,541
Materials - 1.1%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes	8.75	4/15/2030	291,000	[c]	295,786
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes	6.88	1/15/2030	204,000	[c]	208,587
LABL, Inc., Sr. Scd. Notes	6.75	7/15/2026	71,000	[c]	70,986
LABL, Inc., Sr. Scd. Notes	9.50	11/1/2028	281,000	[c]	290,703
LABL, Inc., Sr. Unscd. Notes	10.50	7/15/2027	357,000	[c]	357,969
Mauser Packaging Solutions Holding Co., Scd. Notes	9.25	4/15/2027	113,000	[c]	115,973
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds	7.88	4/15/2027	343,000	[c]	354,809
Trivium Packaging Finance BV, Gtd. Notes	8.50	8/15/2027	200,000	[c]	200,677
				1,895,490
Media - 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.25	1/15/2034	118,000	[c]	96,895
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.50	5/1/2032	176,000		152,315
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	5.13	5/1/2027	150,000	[c]	147,743
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	5.38	6/1/2029	121,000	[c]	116,702

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Media - 1.9% (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes		5.38	5/1/2047	39,000		32,765
CSC Holdings LLC, Gtd. Notes		4.13	12/1/2030	400,000	[c]	291,830
CSC Holdings LLC, Gtd. Notes		5.50	4/15/2027	280,000	[c]	246,494
CSC Holdings LLC, Gtd. Notes		11.25	5/15/2028	400,000	[c]	386,455
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	406,000	[c]	426,440
DISH Network Corp., Sr. Unscd. Notes		0.00	12/15/2025	90,000	[h]	78,418
Gray Television, Inc., Sr. Scd. Notes		10.50	7/15/2029	110,000	[c]	114,999
Paramount Global, Jr. Sub. Notes		6.38	3/30/2062	46,000		42,585
Paramount Global, Sr. Unscd. Notes		4.95	1/15/2031	339,000		319,845
Scripps Escrow II, Inc., Sr. Unscd. Notes		5.38	1/15/2031	66,000		38,089
Scripps Escrow, Inc., Gtd. Notes		5.88	7/15/2027	91,000	[c]	79,266
Virgin Media Finance PLC, Gtd. Notes	EUR	3.75	7/15/2030	120,000	[c]	120,404
VZ Secured Financing BV, Sr. Scd. Notes	EUR	3.50	1/15/2032	380,000	[c]	390,581
					3,081,826
Metals & Mining - 1.0%
Compass Minerals International, Inc., Gtd. Notes		6.75	12/1/2027	335,000	[c]	333,714
First Quantum Minerals Ltd., Scd. Notes		9.38	3/1/2029	200,000	[c]	212,239
FMG Resources August 2006 Pty Ltd., Gtd. Notes		4.38	4/1/2031	420,000	[c]	392,855
Samarco Mineracao SA, Sr. Unscd. Notes		9.00	6/30/2031	488,078	[e]	457,595
Taseko Mines Ltd., Sr. Scd. Notes		8.25	5/1/2030	206,000	[c]	216,450
					1,612,853
Real Estate - 1.5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Scd. Notes		7.00	4/15/2030	110,000	[c]	102,290

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Real Estate - 1.5% (continued)
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes		5.75	1/15/2029	153,000	[c]	127,790
Diversified Healthcare Trust, Gtd. Notes		9.75	6/15/2025	182,000		182,382
Emeria SASU, Sr. Scd. Bonds	EUR	7.75	3/31/2028	970,000	[c]	1,033,537
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes		4.25	2/1/2027	180,000	[c]	176,043
Rithm Capital Corp., Sr. Unscd. Notes		8.00	4/1/2029	360,000	[c]	364,605
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	194,000	[c]	178,745
Starwood Property Trust, Inc., Sr. Unscd. Notes		7.25	4/1/2029	159,000	[c]	166,920
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Scd. Notes		10.50	2/15/2028	128,000	[c]	136,731
					2,469,043
Retailing - 1.1%
Carvana Co., Sr. Scd. Notes		13.00	6/1/2030	150,165	[c,e]	163,411
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes		6.75	1/15/2030	158,000	[c]	147,305
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes		4.63	1/15/2029	159,000	[c]	151,937
Foundation Building Materials, Inc., Gtd. Notes		6.00	3/1/2029	400,000	[c]	352,624
Shiba Bidco SpA, Sr. Scd. Bonds	EUR	4.50	10/31/2028	354,000	[c]	382,022
Staples, Inc., Sr. Scd. Notes		10.75	9/1/2029	160,000	[c]	155,448
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes		8.13	8/15/2029	105,000		104,905
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	398,000	[c]	402,060
					1,859,712
Telecommunication Services - 2.5%
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	600,000	[c]	436,822

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Telecommunication Services - 2.5% (continued)
C&W Senior Finance Ltd., Sr. Unscd. Notes		6.88	9/15/2027	400,000	[c]	398,956
Consolidated Communications, Inc., Sr. Scd. Notes		6.50	10/1/2028	199,000	[c]	188,395
Frontier Communications Holdings LLC, Scd. Notes		5.88	11/1/2029	23,000		22,854
Frontier Communications Holdings LLC, Scd. Notes		6.00	1/15/2030	22,000	[c]	21,982
Frontier Communications Holdings LLC, Scd. Notes		6.75	5/1/2029	180,000	[c]	181,398
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.63	3/15/2031	47,000	[c]	50,710
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	179,000	[c]	190,906
Iliad Holding SASU, Sr. Scd. Bonds		8.50	4/15/2031	480,000	[c]	516,709
Level 3 Financing, Inc., Sr. Scd. Notes		10.50	4/15/2029	423,000	[c]	463,206
Level 3 Financing, Inc., Sr. Scd. Notes		10.75	12/15/2030	45,000	[c]	49,611
Lumen Technologies, Inc., Sr. Scd. Notes		4.13	4/15/2029	261,825	[c]	221,242
Optics Bidco SpA, Sr. Scd. Notes		7.72	6/4/2038	255,000	[c]	282,466
PLT VII Finance Sarl, Sr. Scd. Bonds, (3 Month EURIBOR +3.50%)	EUR	6.98	6/15/2031	220,000	[c,f]	246,001
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds	GBP	4.50	7/15/2031	320,000	[c]	370,175
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes		8.25	10/1/2031	157,000	[c]	159,816
Zayo Group Holdings, Inc., Sr. Scd. Notes		4.00	3/1/2027	246,000	[c]	220,259
Zayo Group Holdings, Inc., Sr. Unscd. Notes		6.13	3/1/2028	45,000	[c]	37,390
					4,058,898
Utilities - .5%
Calpine Corp., Sr. Unscd. Notes		4.63	2/1/2029	370,000	[c]	357,669

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.1% (continued)
Utilities - .5% (continued)
NextEra Energy Operating Partners LP, Sr. Unscd. Notes		7.25	1/15/2029	200,000	[c]	211,036
NRG Energy, Inc., Jr. Sub. Bonds		10.25	3/15/2028	300,000	[c,d]	338,644
					907,349
Total Bonds and Notes (cost $139,057,234)				144,438,289

Floating Rate Loan Interests - 51.9%
Advertising - .4%
CB Poly US Holdings, Inc., Initial Term Loan, (3 Month SOFR +5.50%)		10.10	5/21/2029	222,880	[f]	218,005
Dotdash Meredith, Inc., Term Loan B, (1 Month SOFR +4.10%)		9.30	12/1/2028	198,166	[f]	198,537
Neptune BidCo US, Inc., Term Loan B, (3 Month SOFR +5.10%)		10.40	4/11/2029	189,807	[f]	178,690
					595,232
Aerospace & Defense - .3%
Dynasty Acquisition I Co., 2024 Refinancing Term Loan B-1, (1 Month SOFR +3.50%)		8.35	8/24/2028	274,337	[f]	274,860
Spirit AeroSystems, Inc., Initial Term Loan, (3 Month SOFR +4.50%)		9.75	1/15/2027	146,270	[f]	147,733
Standard Aero Ltd., 2024 Refinancing Term Loan B-2, (1 Month SOFR +3.50%)		8.35	8/24/2028	105,777	[f]	105,979
					528,572
Automobiles & Components - 1.0%
Clarios Global LP, 2024 Term Loan B, (1 Month EURIBOR +3.00%)	EUR	6.38	7/16/2031	664,804	[f]	740,146
First Brands Group LLC, 2021 First Lien Term Loan, (3 Month SOFR +5.26%)		10.51	3/30/2027	128,338	[f]	127,195
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month SOFR +5.26%)		10.51	3/30/2027	308,640	[f]	305,939

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Automobiles & Components - 1.0% (continued)
IXS Holdings, Inc., Initial Term Loan, (3 Month SOFR +4.35%)		8.95	3/5/2027	235,845	[f]	230,318
Power Stop LLC, Initial Term Loan, (3 Months TSFR +4.75%)		5.25	1/26/2029	69,819	[f]	67,404
Realtruck Group, Inc., Initial Term Loan, (1 Month SOFR +3.50%)		8.46	1/31/2028	167,826	[f]	165,397
Realtruck Group, Inc., Second Amendment Incremental Term Loan, (1 Month SOFR +5.00%)		9.96	1/31/2028	39,800	[f]	39,657
					1,676,056
Banks - .1%
Chrysaor Bidco Sarl, USD Delayed Term Loan, (1 Month TSFR +3.50%)		4.00	5/16/2031	7,116	[f,i]	7,153
Chrysaor Bidco Sarl, USD Term Loan B, (1 Month TSFR +3.50%)		4.00	5/16/2031	96,218	[f]	96,723
					103,876
Beverage Products - .3%
Triton Water Holdings, Inc., 2024 Incremental Term Loan, (3 Month SOFR +4.00%)		8.60	3/31/2028	34,737	[f]	34,781
Triton Water Holdings, Inc., First Lien Initial Term Loan, (3 Month SOFR +3.51%)		8.12	3/31/2028	487,444	[f]	487,151
					521,932
Building Materials - .8%
Cornerstone Building Brands, Inc., New Term Loan B, (1 Month SOFR +3.35%)		8.45	4/12/2028	233,205	[f]	228,801
Cornerstone Building Brands, Inc., Tranche Term Loan C, (1 Month SOFR +4.50%)		9.60	5/15/2031	46,000	[f]	45,555
LSF10 XL Bidco SCA, Facility Term Loan B-4, (3 Month EURIBOR +4.18%)	EUR	7.52	4/10/2028	853,470	[f]	868,931

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Building Materials - .8% (continued)
Oscar Acquisitionco LLC, Term Loan B, (3 Month SOFR +4.25%)		8.85	4/30/2029	149,618	[f]	147,977
					1,291,264
Chemicals - 2.9%
Flint Group Packaging Inks North America Holdings, USD Facility Term Loan B, (3 Month SOFR +4.51%)		9.79	12/31/2026	866,233	[e,f]	829,055
Flint Group Topco Ltd., First Lien Facility Term Loan B, (3 Month SOFR +0.36%)		5.64	12/31/2027	461,269	[e,f]	409,379
Flint Group Topco Ltd., Second Lien Facility Term Loan, (3 Month EURIBOR +0.10%)	EUR	3.80	12/31/2027	98,574	[e,f]	22,028
Flint Group Topco Ltd., Second Lien Facility Term Loan B, (3 Month SOFR +0.36%)		5.64	12/31/2027	2,340,142	[e,f]	460,715
Herens Holdco Sarl, Euro Term Loan, (3 Month EURIBOR +3.93%)	EUR	7.27	7/3/2028	1,000,000	[f]	1,057,493
Hexion Holdings Corp., First Lien Initial Term Loan, (3 Month SOFR +4.65%)		9.77	3/15/2029	207,873	[f]	206,630
INEOS Finance PLC, 2031-II Euro Term Loan, (1 Month EURIBOR +3.50%)	EUR	6.88	6/23/2031	1,500,000	[f]	1,666,018
USALCO LLC, Delayed Draw Commitment Term Loan , (1 Month TSFR +3.00%)		4.50	9/17/2031	12,330	[f,i]	12,395
USALCO LLC, Initial Term Loan, (1 Month TSFR +3.00%)		4.50	9/17/2031	119,670	[f]	120,306
					4,784,019
Commercial & Professional Services - 7.6%
Albion Financing 3 Sarl, 2024 New Amended Euro Term Loan, (3 Month EURIBOR +4.25%)	EUR	7.96	8/2/2029	2,000,000	[f]	2,240,114
American Auto Auction Group LLC, Tranche Term Loan B, (3 Month SOFR +5.15%)		9.75	12/30/2027	165,911	[f]	166,845

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Commercial & Professional Services - 7.6% (continued)
CIBT Global, Inc., First Lien Term Loan, (3 Month SOFR +1.26%)		5.87	6/30/2027	1,124,346	[f]	525,632
Division Holding Corp., Term Loan B, (1 Month SOFR +4.86%)		9.71	5/30/2028	143,667	[f]	143,846
Envalior Finance GmbH, USD Facility Term Loan B-1, (3 Month SOFR +5.50%)		10.75	4/3/2030	158,206	[f]	151,205
Europa University Education Group SL, Facility Term Loan B-4, (6 Month EURIBOR +4.50%)	EUR	7.89	11/2/2029	1,000,000	[f]	1,114,775
Infinitas Learning Finco, Term Loan B, (3 Month EURIBOR +4.25%)	EUR	7.60	9/29/2028	1,000,000	[f]	1,115,148
Inspired Finco Holdings Ltd., Term Loan, (1 Month EURIBOR +4.00%)	EUR	7.38	1/2/2029	1,500,000	[f]	1,680,503
KUEHG Corp., Term Loan B, (3 Month SOFR +4.50%)		9.10	6/12/2030	296,500	[f]	297,714
Modulaire Group Holdings Ltd., Term Loan B, (3 Month EURIBOR +4.18%)	EUR	7.52	12/22/2028	1,000,000	[f]	1,096,024
Prometric Holdings, Inc., Term Loan B, (1 Month SOFR +4.86%)		9.71	1/31/2028	95,281	[f]	95,996
Ramudden Global Group GmbH, Facility Term Loan B-3, (1 Month EURIBOR +4.25%)	EUR	7.69	12/12/2029	1,000,000	[f]	1,112,716
Ren10 Holding AB, Term Loan B, (3 Month EURIBOR +4.50%)	EUR	7.96	7/8/2030	1,000,000	[f]	1,116,768
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, (1 Month SOFR +4.36%)		9.21	7/10/2028	169,481	[f]	165,668
Spring Education Group, Inc., Initial Term Loan, (3 Month SOFR +4.00%)		8.60	10/4/2030	207,467	[f]	209,231

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Commercial & Professional Services - 7.6% (continued)
Trevise Holdings 1 SAS, Term Loan B, (1 Month EURIBOR +4.20%)	EUR	7.61	7/31/2029	1,000,000	[f]	1,120,385
Vaco Holdings LLC, Initial Term Loan, (1 Month SOFR +5.10%)		9.95	1/22/2029	186,721	[f]	183,745
					12,536,315
Consumer Discretionary - 2.3%
AI Aqua Merger Sub, Inc., Initial Term Loan B, (1 Month SOFR +3.50%)		8.70	7/31/2028	360,403	[f]	360,385
Awaze Ltd., Facility Term Loan B-3, (6 Month EURIBOR +5.00%)	EUR	8.63	5/9/2028	623,154	[f]	680,984
Bally's Corp., Facility Term Loan B, (3 Month SOFR +3.51%)		8.79	10/2/2028	110,948	[f]	105,921
Compass III Limited, Facility Term Loan B-4, (6 Month EURIBOR +5.00%)	EUR	8.63	5/9/2028	376,846	[f]	411,818
Crown Finance US, Inc., Initial Term Loan, (1 Month SOFR +1.61%)		6.46	7/31/2028	215,858	[e,f]	219,022
ECL Entertainment LLC, Term Loan B, (1 Month SOFR +4.00%)		8.85	8/30/2030	152,185	[f]	153,017
Fitness International LLC, Term Loan B, (3 Month SOFR +5.25%)		10.51	2/12/2029	244,019	[f]	243,816
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month SOFR +4.36%)		9.21	4/26/2028	107,543	[f,i]	107,363
Ontario Gaming GTA LP, Term Loan B, (3 Month SOFR +4.25%)		8.89	8/1/2030	133,843	[f]	133,884
Recess Holdings, Inc., Initial Term Loan, (3 Month SOFR +4.50%)		9.75	2/20/2030	392,722	[f]	394,783
TAIT LLC, Term Loan B, (1 Month TSFR +4.50%)		4.50	8/14/2031	81,000	[f]	81,304

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Consumer Discretionary - 2.3% (continued)
Tecta America Corp., First Lien Initial Term Loan, (1 Month SOFR +4.00%)		8.96	4/10/2028	469,131	[f]	471,915
Verde Purchaser LLC, Initial Term Loan, (3 Month SOFR +4.50%)		9.10	12/2/2030	189,525	[f]	188,202
Windsor Holdings III LLC, 2024 September Dollar Refinancing Facility Term Loan B, (1 Month SOFR +3.50%)		8.46	8/1/2030	300,309	[f]	302,107
					3,854,521
Consumer Durables & Apparel - .1%
S&S Holdings LLC, First Lien Initial Term Loan, (1 Month SOFR +5.10%)		10.06	3/13/2028	157,692	[f]	157,241
Consumer Staples - .2%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month SOFR +3.50%)		8.57	2/26/2029	279,691	[f]	278,118
Diversified Financials - .6%
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month SOFR +5.00%)		9.85	3/12/2029	234,868	[f]	236,189
Edelman Financial Center LLC, 2024 Refinancing Term Loan, (1 Month SOFR +5.25%)		10.10	10/6/2028	77,000	[f]	76,968
Nexus Buyer LLC, Refinancing Term Loan, (1 Month SOFR +4.00%)		8.85	7/31/2031	269,325	[f]	267,452
Osaic Holdings, Inc., Term Loan B-3, (1 Month TSFR +4.00%)		9.25	8/16/2028	199,500	[f]	197,598
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, (3 Month SOFR +6.50%)		11.75	6/1/2027	196,436	[e,f]	170,605
					948,812
Electronic Components - .6%
ADB Safegate BVBA, Facility Term Loan B, (6 Month EURIBOR +4.75%)	EUR	8.51	10/5/2026	1,000,000	[f]	1,081,147

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Energy - .8%
Freeport LNG Investments LLLP, Initial Term Loan B, (3 Month SOFR +3.76%)		9.04	12/21/2028	574,432	[f]	570,052
NGL Energy Operating LLC, Term Loan, (1 Month SOFR +3.75%)		8.60	2/3/2031	107,460	[f]	107,065
NGP XI Midstream Holdings LLC, Initial Term Loan, (3 Month SOFR +4.00%)		8.60	7/25/2031	250,000	[f]	250,313
Oregon Clean Energy LLC, Facility Term Loan B, (3 Month SOFR +4.00%)		8.60	7/12/2030	53,962	[f]	54,290
WaterBridge Midstream Operating LLC, Term Loan B, (3 Month SOFR +4.75%)		9.39	6/27/2029	223,311	[f]	216,213
WaterBridge NDB Operating LLC, Initial Term Loan, (3 Month SOFR +4.50%)		9.60	5/10/2029	166,667	[f]	166,589
					1,364,522
Environmental Control - .0%
Geosyntec Consultants, Inc., Initial Term Loan, (1 Month SOFR +3.75%)		8.60	7/31/2031	4,000	[f]	3,999
Financials - .1%
Jump Financial LLC, Term Loan, (3 Month SOFR +4.76%)		9.37	8/7/2028	156,763	[f]	155,587
Food Products - 2.2%
Biscuit Holding SASU, Facility Term Loan B, (3 Month EURIBOR +4.00%)	EUR	7.16	2/14/2027	1,000,000	[f]	1,039,671
Chobani LLC, 2023 Additional Term Loan, (1 Month SOFR +3.75%)		8.60	10/25/2027	86,017	[f]	86,383
Max US Bidco, Inc., Initial Term Loan, (1 Month SOFR +5.00%)		9.85	10/2/2030	258,700	[f]	245,840
ZF Invest SAS, Term Loan B, (3 Month EURIBOR +3.48%)	EUR	7.18	7/12/2028	2,000,000	[f]	2,211,462
					3,583,356

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Food Service - 1.1%
PAX Holdco Spain SL, Incremental Facility Term Loan B-2, (3 Month EURIBOR +5.00%)	EUR	8.66	12/31/2029	1,265,959	[f]	1,409,294
PAX Holdco Spain SL, Term Loan B, (6 Month EURIBOR +5.00%)	EUR	8.74	12/31/2029	334,041	[f]	371,861
					1,781,155
Health Care - 8.5%
Alvogen Pharma US, Inc., 2022 New Extended June Term Loan, (1 Month SOFR +7.60%)		12.45	6/30/2025	409,560	[f]	370,651
Auris Luxembourg III SA, Facility Term Loan B-3, (6 Month EURIBOR +4.50%)	EUR	8.27	2/8/2029	1,500,000	[f]	1,673,782
Auris Luxembourg III SA, Facility Term Loan B-4, (6 Month SOFR +4.68%)		9.56	2/8/2029	278,189	[f]	278,624
Bella Holding Co. LLC, First Lien Initial Term Loan, (1 Month SOFR +3.85%)		8.70	5/10/2028	67,825	[f]	67,910
Chrome BidCo SASU, Incremental Facility Term Loan C, (1 Month EURIBOR +3.95%)	EUR	7.33	2/16/2029	1,000,000	[f]	984,954
eResearchTechnology, Inc., Tranche Term Loan B-1, (1 Month SOFR +4.00%)		8.85	2/4/2027	432,607	[f]	434,964
Financiere Verdi I SASU, Facility Term Loan B, (3 Month SONIA +4.50%)	GBP	9.45	4/15/2028	1,500,000	[f]	1,811,149
Gainwell Acquisition Corp., Term Loan B, (3 Month SOFR +4.10%)		8.70	10/1/2027	341,706	[f]	326,115
GHX Ultimate Parent Corp., Initial Term Loan, (3 Month SOFR +4.00%)		9.13	6/30/2027	167,881	[f]	168,826
Global Medical Response, Inc., 2024 Extended Term Loan, (1 Month TSFR +5.00%)		10.85	10/2/2028	181,367	[e,f]	180,616

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Health Care - 8.5% (continued)
Inovie SASU, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)	EUR	7.35	3/3/2028	1,000,000	[f]	1,019,284
Inula Natural Health Group, Senior Facility Term Loan B, (3 Month EURIBOR +3.75%)	EUR	7.10	12/11/2025	903,382	[f]	988,001
LifePoint Health, Inc., 2024 Incremental Term Loan, (1 Month SOFR +4.00%)		8.96	5/14/2031	39,900	[f]	39,953
LifePoint Health, Inc., 2024 Repricing Term Loan B, (3 Month SOFR +4.75%)		10.05	11/16/2028	258,702	[f]	258,896
Midwest Physician Adminstrative Services LLC, First Lien Term Loan, (3 Month SOFR +3.26%)		7.87	3/13/2028	89,536	[f]	81,094
Neuraxpharm Arzneimittel, Facility Term Loan B-1, (3 Month EURIBOR +3.75%)	EUR	7.39	12/13/2027	633,857	[f]	709,064
Neuraxpharm Arzneimittel, Facility Term Loan B-2, (3 Month EURIBOR +3.75%)	EUR	7.39	12/13/2027	366,143	[f]	409,585
One Call Corp., First Lien Term Loan B, (3 Month SOFR +5.76%)		11.05	4/22/2027	97,747	[f]	95,695
Pique Bidco SL, Term Loan B-3, (1 Month EURIBOR +3.75%)	EUR	7.13	12/18/2030	1,000,000	[f]	1,116,367
Radiology Partners, Inc., Term Loan C, (3 Month SOFR +3.76%)		8.88	1/31/2029	313,694	[e,f]	308,206
Sirona BidCo SASU, Facility Term Loan B, (3 Month EURIBOR +4.50%)	EUR	7.99	12/18/2028	1,000,000	[f]	1,007,334
Team Health Holdings, Inc., Extended Term Loan, (3 Month SOFR +5.25%)		10.50	3/2/2027	147,576	[f]	141,557
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month SOFR +4.36%)		9.57	10/2/2028	186,587	[f]	183,101
VetStrategy Canada Holdings, Inc., Incremental Term Loan B-10, (3 Month SOFR +4.75%)		9.39	12/6/2028	992,512	[f]	995,202

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Health Care - 8.5% (continued)
WCG Intermediate Corp., Term Loan, (1 Month SOFR +3.50%)		8.35	1/8/2027	374,066	[f]	374,572
					14,025,502
Industrial - 3.7%
Ammega Group BV, 2023 Facility Term Loan B-2, (3 Month EURIBOR +5.00%)	EUR	8.35	12/19/2028	1,326,469	[f]	1,482,200
Artera Services LLC, Tranche Term Loan C, (3 Month SOFR +4.50%)		9.10	2/10/2031	156,712	[f]	153,160
CPM Holdings, Inc., Initial Term Loan, (1 Month SOFR +4.50%)		9.70	9/28/2028	241,643	[f]	229,993
DXP Enterprises, Inc., Initial Term Loan, (3 Month SOFR +4.85%)		10.16	10/7/2030	267,143	[f]	268,011
Eleda Management AB, Delayed Draw Tem Loan, (3 Month EURIBOR +4.50%)	EUR	7.85	4/2/2031	250,000	[f,i]	279,787
Eleda Management AB, Term Loan B, (3 Month EURIBOR +4.50%)	EUR	7.85	4/2/2031	1,250,000	[f]	1,398,937
LSF12 Badger Bidco LLC, Initial Term Loan, (1 Month SOFR +6.00%)		10.85	7/10/2030	111,934	[f]	107,737
Madison Safety & Flow LLC, Initial Term Loan, (1 Month TSFR +2.25%)		3.25	9/26/2031	108,000	[f]	108,102
Michael Baker International LLC, Term Loan B, (1 Month SOFR +4.75%)		9.60	12/1/2028	102,410	[f]	103,050
Radar Bidco Sarl, Facility Term Loan B, (3 Month EURIBOR +4.25%)	EUR	7.96	3/31/2031	1,000,000	[f]	1,118,026
Revere Power LLC, Term Loan B, (3 Month SOFR +4.40%)		9.00	3/30/2026	181,161	[f]	180,614
Revere Power LLC, Term Loan C, (3 Month SOFR +4.40%)		9.00	3/30/2026	15,939	[f]	15,891
STS Operating, Inc., First Refinancing Term Loan, (1 Month SOFR +4.10%)		8.95	3/25/2031	211,664	[f]	210,540

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Industrial - 3.7% (continued)
Swissport Stratosphere USA LLC, USD Facility Term Loan B, (3 Month SOFR +4.25%)		9.57	3/31/2031	117,562	[f]	118,114
Titan Acquisition Ltd., Amendment No. 5 Refinancing Term Loan, (3 Month SOFR +5.00%)		10.33	2/15/2029	148,346	[f]	147,810
TRC Cos. LLC, Term Loan, (1 Month SOFR +3.86%)		8.71	12/11/2028	99,490	[f]	99,568
Victory Buyer LLC, Initial Term Loan, (1 Month SOFR +3.86%)		8.72	11/20/2028	110,977	[f]	107,301
					6,128,841
Information Technology - 2.9%
AI Silk Midco Ltd., Facility Term Loan B, (6 Month EURIBOR +5.00%)	EUR	8.35	3/24/2031	2,000,000	[f]	2,219,176
Ascend Learning LLC, Second Lien Initial Term Loan, (1 Month TSFR +5.75%)		11.10	12/10/2029	83,999	[f]	81,532
Cloud Software Group, Inc., Term Loan B, (2-3 Months SOFR +4.00%)		8.60	3/29/2029	277,028	[f]	276,219
Dedalus Finance GmbH, Additional Term Loan B-2, (6 Month EURIBOR +3.75%)	EUR	7.37	7/17/2027	1,000,000	[f]	1,090,770
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (1 Month SOFR +4.10%)		8.95	11/30/2026	143,940	[f]	137,643
Idera, Inc., 2024 Term Loan B-2, (3 Month SOFR +3.50%)		8.75	3/2/2028	315,139	[f]	309,378
Mitchell International, Inc., Initial Term Loan, (1 Month SOFR +3.25%)		8.10	6/17/2031	249,404	[f]	246,048
Mitchell International, Inc., Second Lien Term Loan, (1 Month SOFR +5.25%)		10.10	6/17/2032	80,000	[f]	78,767
Project Alpha Intermediate Holding, Inc., 2024 Refinancing Term Loan, (3 Month SOFR +3.75%)		9.00	10/28/2030	232,167	[f]	232,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Information Technology - 2.9% (continued)
West Technology Group LLC, Term Loan B-3, (3 Months SOFR +4.00%)		9.50	4/12/2027	140,770	[f]	125,250
					4,797,727
Insurance - 3.0%
Acrisure LLC, 2024 Refinancing Term Loan, (1 Month SOFR +3.25%)		8.21	11/6/2030	384,507	[f]	381,504
Amynta Agency Borrower, Inc., 2024 Refinancing Term Loan, (3 Month SOFR +3.75%)		9.00	2/28/2028	540,664	[f]	541,383
Asurion LLC, Second Lien Term Loan B-3, (1 Month SOFR +5.36%)		10.21	2/3/2028	296,900	[f]	279,562
OneDigital Borrower LLC, First Lien Term Loan, (1 Month SOFR +3.25%)		8.10	7/2/2031	234,412	[f]	232,850
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.25%)		10.10	7/2/2032	61,000	[f]	60,543
Selectquote, Inc., Term Loan, (1 Month SOFR +9.60%)		14.45	5/15/2025	3,643,612	[f,j]	3,497,867
					4,993,709
Internet Software & Services - 2.9%
Cablevision Lightpath LLC, Initial Term Loan, (1 Month SOFR +3.36%)		8.46	12/1/2027	42,889	[f]	42,875
Delivery Hero Finco LLC, Extended Dollar Term Loan, (3 Month SOFR +5.00%)		10.10	12/12/2029	84,485	[f]	84,975
Endure Digital, Inc., Initial Term Loan, (1 Month SOFR +3.61%)		8.81	2/10/2028	191,283	[f]	169,610
ION Trading Finance Ltd., Initial Euro Term Loan, (3 Month EURIBOR +4.25%)	EUR	7.60	4/3/2028	950,746	[f]	1,018,694
MH Sub I LLC, 2023 May New Term Loan, (1 Month SOFR +4.25%)		9.10	5/3/2028	428,775	[f]	426,569

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Internet Software & Services - 2.9% (continued)
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month SOFR +4.75%)		9.60	3/15/2030	327,726	[f]	327,998
THG Operations Holdings Ltd., Facility Term Loan B, (6 Month EURIBOR +4.50%)	EUR	8.25	12/11/2026	1,000,000	[f]	1,036,042
Weddingwire, Inc., Term Loan, (1 Month SOFR +4.50%)		9.35	1/31/2028	358,200	[f]	359,321
ZPG Ltd., First Lien Facility Term Loan B-3, (1 Month SONIA +5.50%)	GBP	10.45	7/31/2028	1,000,000	[f]	1,346,376
					4,812,460
Materials - .9%
Anchor Packaging LLC, Amendment No. 4 Term Loan, (1 Month SOFR +3.75%)		8.60	7/20/2029	159,852	[f]	160,614
Berlin Packaging LLC, 2024 Replacement Term Loan, (1-3 Months SOFR +3.75%)		8.95	5/12/2031	203,295	[f]	203,377
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 Month SOFR +3.18%)		8.02	4/13/2029	273,987	[f]	272,891
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, (1 Month SOFR +3.50%)		8.35	8/16/2029	158,802	[f]	159,298
Pregis TopCo LLC, First Lien Initial Term Loan, (1 Month SOFR +4.00%)		8.85	7/31/2026	133,945	[f]	134,387
Proampac PG Borrower LLC, 2024 Term Loan B, (3 Month SOFR +4.00%)		9.30	9/15/2028	465,437	[f]	466,716
SupplyOne, Inc., Term Loan B, (1 Month SOFR +4.25%)		9.10	4/21/2031	141,787	[f]	142,379
					1,539,662
Metals & Mining - .0%
American Rock Salt Co. LLC, First Lien Initial Term Loan, (3 Month TSFR +4.00%)		9.61	6/12/2028	77,799	[f]	64,301

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Real Estate - .8%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month SOFR +3.61%)		8.46	6/2/2028	182,092	[f]	180,743
Emeria SASU, Additional Facility Term Loan B-2, (3 Month EURIBOR +5.25%)	EUR	8.68	3/27/2028	1,000,000	[f]	1,064,650
Forest City Enterprises LP, Term Loan B, (1 Month SOFR +3.61%)		8.46	12/8/2025	142,000	[f]	137,681
					1,383,074
Retailing - 1.7%
Breitling Financing Sarl, Term Loan B, (6 Month EURIBOR +3.90%)	EUR	7.57	10/23/2028	1,000,000	[f]	1,072,247
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (1-3 Months SOFR +4.00%)		9.25	1/29/2031	169,150	[f]	165,085
RH, Initial Term Loan, (1 Month SOFR +2.61%)		7.46	10/20/2028	229,409	[f]	221,093
Staples, Inc., Closing Date Term Loan, (3 Month SOFR +5.75%)		10.69	9/10/2029	192,800	[f]	175,654
White Cap Supply Holdings LLC, Tranche Term Loan C, (1 Month SOFR +3.25%)		8.10	10/31/2029	58,000	[f]	57,649
Winterfell Financing, Term Loan, (3 Month EURIBOR +3.43%)	EUR	6.98	5/4/2028	1,000,000	[f]	1,058,656
					2,750,384
Semiconductors & Semiconductor Equipment - .8%
Icon Parent, Inc., Second Lien Term Loan, (1 Month TSFR +5.00%)		5.00	9/13/2032	28,000	[f]	28,184
Icon Parent, Inc., Term Loan, (1 Month TSFR +3.00%)		3.00	9/12/2031	95,000	[f]	94,376
TIC Bidco Ltd., Covenant Lite Euro Delayed Term Loan, (3 Month EURIBOR +4.25%)	GBP	7.73	6/16/2031	112,676	[f,i]	149,314
TIC Bidco Ltd., Term Loan, (3 Month EURIBOR +4.25%)	EUR	7.73	6/16/2031	887,324	[f]	992,841
					1,264,715

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Technology Hardware & Equipment - 1.8%
Expleo Services SAS, Additional Facility Senior Term Loan 5, (3 Month EURIBOR +5.00%)	EUR	8.65	9/28/2027	1,000,000	[f]	1,113,707
Indy US Holdco LLC, Ninth Amended Dollar Term Loan, (1 Month SOFR +4.75%)		9.60	3/6/2028	845,789	[f]	844,381
Kronosnet CX Bidco, Term Loan B, (6 Month EURIBOR +5.75%)	EUR	9.60	10/25/2029	1,000,000	[f]	774,335
Mcafee Corp., Tranche Term Loan B-1, (1 Month SOFR +3.25%)		8.45	3/1/2029	1,718	[f]	1,714
Perforce Software, Inc., Term Loan, (1 Month SOFR +3.85%)		8.70	7/1/2026	255,309	[f]	254,707
Vericast Corp., 2024 Extended Term Loan, (3 Month SOFR +7.75%)		12.35	6/15/2030	33,941	[f]	33,347
					3,022,191
Telecommunication Services - 2.6%
Altice Financing SA, 2023 September Incremental Euro Term Loan, (3 Month EURIBOR +5.00%)	EUR	8.69	11/1/2027	992,500	[f]	986,345
Altice France SA, USD Term Loan B-14, (3 Month SOFR +5.50%)		10.80	8/31/2028	202,530	[f]	152,403
Consolidated Communications, Inc., Term Loan B-1, (1 Month SOFR +3.61%)		8.46	10/4/2027	282,043	[f]	275,398
Crown Subsea Communications Holding, Inc., 2024 Term Loan, (3 Month SOFR +4.00%)		9.25	1/30/2031	111,578	[f]	112,401
Level 3 Financing, Inc., Term Loan B-1, (1 Month SOFR +6.56%)		11.41	4/16/2029	107,000	[f]	109,421
Lorca Finco Plc, Term Loan, (6 Month EURIBOR +3.50%)	EUR	7.20	4/18/2031	1,000,000	[f]	1,115,922
Lumen Technologies, Inc., Term Loan B-1, (1 Month SOFR +2.46%)		7.32	4/16/2029	136,460	[f]	120,119

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.9% (continued)
Telecommunication Services - 2.6% (continued)
Lumen Technologies, Inc., Term Loan B-2, (1 Month SOFR +2.46%)		7.32	4/15/2030	163,392	[f]	142,050
Windstream Services LLC, 2024 Term Loan, (1 Month TSFR +3.75%)		4.75	9/26/2031	54,000	[f]	54,135
WP/AP Telecom Holdings, Facility Term Loan B, (3 Month EURIBOR +3.90%)	EUR	7.25	3/29/2029	1,000,000	[f]	1,118,938
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month SOFR +3.00%)		7.96	3/9/2027	239,553	[f]	219,516
					4,406,648
Transportation - .1%
PODS LLC, Term Loan, (3 Month SOFR +3.26%)		8.51	3/31/2028	242,500	[f]	229,891
Utilities - .8%
Compass Power Generation, Tranche Term Loan B-3, (1 Month SOFR +3.75%)		8.60	4/14/2029	165,891	[f]	167,164
Eastern Power LLC, Term Loan B, (1 Month SOFR +5.25%)		10.10	4/3/2028	263,581	[f]	264,225
Edgewater Generation LLC, Refinancing Term Loan, (1 Month SOFR +4.25%)		9.10	8/1/2030	91,125	[f]	92,036
EFS Cogen Holdings I LLC, Advance Term Loan B, (3 Months TSFR +3.50%)		6.83	10/1/2027	228,000	[f]	228,538
Hamilton Projects Acquiror LLC, First Lien Term Loan, (1 Month SOFR +3.75%)		8.60	5/30/2031	240,397	[f]	242,441
Nautilus Power LLC, Term Loan B, (3 Month SOFR +5.51%)		10.85	11/16/2026	136,694	[f]	136,831
Potomac Energy Center LLC, Advance Term Loan, (3 Month SOFR +6.26%)		10.87	9/30/2026	217,054	[f,j]	216,783
					1,348,018
Total Floating Rate Loan Interests (cost $88,918,336)				86,012,847

Description		Shares	Value ($)
Common Stocks - .0%
Chemicals - .0%
Colouroz/Flint, Cl. A (cost $2)		1,955,210	[j,k] 0

Exchange-Traded Funds - 1.2%
Registered Investment Companies - 1.2%
iShares 10+ Year Investment Grade Corporate Bond ETF		9,160	490,884
iShares 1-5 Year Investment Grade Corporate Bond ETF		9,090	478,679
iShares 5-10 Year Investment Grade Corporate Bond ETF		9,020	484,554
iShares iBoxx Investment Grade Corporate Bond ETF		4,300	485,814
Total Exchange-Traded Funds (cost $1,880,332)		1,939,931
	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,299,712)	4.95	2,299,712	[l] 2,299,712
Total Investments (cost $232,155,616)		141.6%	234,690,779
Liabilities, Less Cash and Receivables		(41.6%)	(68,905,159)
Net Assets		100.0%	165,785,620

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $136,581,774 or 82.38% of net assets.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Payment-in-kind security and interest may be paid in additional par.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Security description also includes the reference rate and spread if published and available.

g Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

h Security issued with a zero coupon. Income is recognized through the accretion of discount.

i Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

j The fund held Level 3 securities at September 30, 2024. These securities were valued at $3,714,650 or 2.2% of net assets.

k Non-income producing security.

l Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 3/31/2024	Purchases ($)†	Sales ($)	Value ($) 9/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.4%	854,932	73,369,122	(71,924,342)	2,299,712	107,777

† Includes reinvested dividends/distributions.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Goldman Sachs & Co. LLC
United States Dollar	3,552,409	British Pound	2,655,000	10/30/2024	2,863
United States Dollar	361,262	British Pound	270,000	10/30/2024	291
United States Dollar	3,284,808	British Pound	2,455,000	10/30/2024	2,647
United States Dollar	57,726,264	Euro	51,590,000	10/24/2024	238,364
United States Dollar	60,502,178	Euro	54,010,000	10/30/2024	298,257
Gross Unrealized Appreciation					542,422

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	229,855,904	232,391,067
Affiliated issuers	2,299,712	2,299,712
Cash		391,134
Cash denominated in foreign currency	672,083	670,430
Dividends and interest receivable		3,685,129
Receivable for investment securities sold		2,038,421
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		542,422
Tax reclaim receivable—Note 1(b)		5,817
Prepaid expenses		2,185
		242,026,317
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		757,624
Loan payable ($71,000,000 face amount, respectively, report net of unamortized debt issuance cost of $143,032)—Note 2		70,856,968
Payable for investment securities purchased		4,402,870
Interest and loan fees payable—Note 2		14,883
Directors’ fees and expenses payable		12,078
Other accrued expenses		196,274
		76,240,697
Net Assets ($)		165,785,620
Composition of Net Assets ($):
Paid-in capital		181,861,866
Total distributable earnings (loss)		(16,076,246)
Net Assets ($)		165,785,620

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)	1,769,348
Net Asset Value Per Share ($)	93.70

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2024 (Unaudited)

Investment Income ($):
Income:
Interest (net of $520 foreign taxes withheld at source)	12,395,562
Dividends:
Unaffiliated issuers	13,904
Affiliated issuers	107,777
Total Income	12,517,243
Expenses:
Management fee—Note 3(a)	1,495,130
Interest expense and loan fees—Note 2	2,660,762
Professional fees	87,527
Directors’ fees and expenses—Note 3(c)	21,917
Custodian fees—Note 3(b)	13,090
Chief Compliance Officer fees—Note 3(b)	7,243
Shareholders’ reports	6,548
Shareholder servicing costs	2,979
Miscellaneous	188,190
Total Expenses	4,483,386
Net Investment Income	8,033,857
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(977,795)
Net realized gain (loss) on forward foreign currency exchange contracts	(1,400,722)
Net Realized Gain (Loss)	(2,378,517)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	6,247,742
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(679,553)
Net Change in Unrealized Appreciation (Depreciation)	5,568,189
Net Realized and Unrealized Gain (Loss) on Investments	3,189,672
Net Increase in Net Assets Resulting from Operations	11,223,529

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2024 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(103,758,482)
Proceeds from sales of portfolio securities	116,083,407
Net purchase (sales) of short-term securities	(1,396,169)
Dividends and interest income received	12,732,671
Interest and loan fees paid	(2,784,905)
Expenses paid to BNY Mellon Investment Adviser, Inc. and affiliates	(1,518,010)
Operating expenses paid	(230,536)
Net realized gain (loss) from forward foreign currency exchange contracts transactions	(1,400,722)
Net Cash Provided (or Used) in Operating Activities		17,727,254
Cash Flows from Financing Activities ($):
Dividends paid to shareholders	(10,890,620)
Cost of shares redeemed	(8,450,778)
Net Cash Provided (or Used) in Financing Activities		(19,341,398)
Effect of Foreign Exchange Rate Changes on Cash		1,546
Net Increase (Decrease) in Cash		(1,612,598)
Cash and cash denominated in foreign currency at beginning of period		2,674,162
Cash and Cash Denominated in Foreign Currency at End of Period		1,061,564
Reconciliation of Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations	11,223,529
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Provided (or Used) in Operating Activities ($):
Decrease in investments in securities at cost	17,659,593
Decrease in dividends and interest receivable	215,428
Decrease in receivable for investment securities sold	1,685,854
Increase in prepaid expenses	(2,185)
Decrease in Due to BNY Mellon Investment Adviser, Inc. and affiliates	(2,547)
Decrease in payable for investment securities purchased	(7,438,896)
Decrease in interest payable	(29,780)
Increase in unamortized debt issuance cost	(94,363)
Increase in Directors' fees and expenses payable	3,203
Increase in other accrued expenses	75,607
Net change in unrealized (appreciation) depreciation on investments	(5,568,189)
Net Cash Provided (or Used) in Operating Activities		17,727,254
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Operations ($):
Net investment income	8,033,857	17,212,246
Net realized gain (loss) on investments	(2,378,517)	(6,199,166)
Net change in unrealized appreciation (depreciation) on investments	5,568,189	22,376,598
Net Increase (Decrease) in Net Assets Resulting from Operations	11,223,529	33,389,678
Distributions ($):
Distributions to shareholders	(7,168,128)	(20,015,815)
Capital Stock Transactions ($):
Cost of shares redeemed	(8,450,778)	(17,278,169)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(8,450,778)	(17,278,169)
Total Increase (Decrease) in Net Assets	(4,395,377)	(3,904,306)
Net Assets ($):
Beginning of Period	170,180,997	174,085,303
End of Period	165,785,620	170,180,997
Capital Share Transactions (Shares):
Shares redeemed	(91,898)	(198,359)
Net Increase (Decrease) in Shares Outstanding	(91,898)	(198,359)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Six Months Ended
September 30, 2024		Year Ended March 31,
(Unaudited)		2024	2023	2022	2021	2020[a]
Per Share Data ($):
Net asset value, beginning of period	91.43	84.52	98.04	102.88	70.25	100.00
Investment Operations:
Net investment income[b]	4.42	8.78	6.35	8.40	7.39	3.29
Net realized and unrealized gain (loss) on investments	1.85	8.51	(12.62)	(5.42)	32.49	(29.41)
Total from Investment Operations	6.27	17.29	(6.27)	2.98	39.88	(26.12)
Distributions:
Dividends from net investment income	(4.00)	(10.38)	(7.25)	(7.82)	(7.25)	(3.63)
Net asset value, end of period	93.70	91.43	84.52	98.04	102.88	70.25
Total Return (%)	6.93[c]	21.35	(6.00)	2.78	57.72	(26.60)[c]
Ratios/Supplemental Data (%)
Ratio of total expenses to average net assets	5.29[d]	5.35	4.45	2.89	2.85	2.56[d]
Ratio of interest expense and loan fees to average net assets	3.14[d]	3.07	2.12	.84	.79	.84[d]
Ratio of net investment income to average net assets	9.47[d]	9.88	7.28	8.12	7.86	5.67[d]
Portfolio Turnover Rate	29.86[c]	64.49	51.88	59.22	56.47	34.44[c]
Net Assets, end of period ($ x 1,000)	165,786	170,181	174,085	223,442	259,467	186,385
Average borrowings outstanding ($ x 1,000)	71,000	71,000	80,910	93,000	89,597	35,321
Weighted average number of fund shares outstanding ($ x 1,000)	1,817	1,961	2,170	2,406	2,625	2,653
Average amount of debt per share ($)	39.08	36.21	37.29	38.65	34.13	13.31

a From August 31, 2019 (commencement of operations) to March 31, 2020.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund has a limited term of approximately six years. The fund’s investment objective is to seek to provide total return consisting of high current income and capital appreciation. The fund will terminate at the close of business on August 30, 2025, the sixth anniversary of the closing date of the fund’s initial public offering (the “Termination Date”), although the fund’s Board of Directors (the “Board”) may choose to commence the liquidation and termination of the fund prior to the Termination Date. The Board may also, in its sole discretion and without shareholder approval, extend the Termination Date by up to one year to a date on or before August 30, 2026, the seventh anniversary of the fund’s initial public offering, which date shall then become the Termination Date.

BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following:

yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Certain of the fund’s investments will be fair valued in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private securities and private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realizes upon the disposal of such investments. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	92,255,937	-	92,255,937
Corporate Bonds and Notes	-	52,182,352	-	52,182,352
Equity Securities – Common Stocks	-	-	0	0
Exchange-Traded Funds	1,939,931	-	-	1,939,931
Floating Rate Loan Interests	-	82,298,197	3,714,650	86,012,847
Investment Companies	2,299,712	-	-	2,299,712

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($) (continued)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	542,422	-	542,422

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities – Common Stock and Floating Rate Loan Interests ($)
Balance as of 3/31/2024†	3,707,185
Purchases/Issuances	3,798,638
Sales/Dispositions	(3,819,177)
Net realized gain (loss)	52
Change in unrealized appreciation (depreciation)	49,980
Transfers into Level 3	-
Transfers out of Level 3††	(22,028)
Balance as of 9/30/2024†	3,714,650
The amount of total gain (loss) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 9/30/2024	48,321

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

†† Transfers out of Level 3 represent the value at the date of transfer. The transfer out of Level 3 for the current peiord was due to additional observable inputs.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of September 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Interest income from investments in collateralized loan obligations (“CLO”) equity is recorded based upon an effective yield to maturity utilizing assumed cash flows. The Sub-Adviser monitors the expected cash flows from the fund’s CLO equity investments and effective yield is determined and adjusted as needed.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: An investment in the fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in the fund’s shares of common stock (“Common Shares”) represents an indirect investment in the credit instruments and other investments and assets owned by the fund. The value of the fund’s portfolio investments may move up or down, sometimes rapidly and unpredictably. The value of the instruments in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally.

Foreign Investment Risk: To the extent that the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risk associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Credit Risk: The fund invests primarily in credit instruments, which are subject to credit risk. Credit risk is the risk that one or more credit instruments in the fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. Losses may occur because the market value of a credit instrument is affected by the creditworthiness or perceived creditworthiness of the issuer and by general economic and specific industry conditions and the fund’s investments will often be subordinate to other debt in the issuer’s capital structure. Because the fund generally expects to invest a significant portion of its Managed Assets (as defined below) in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of below investment grade instruments are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of investment grade instruments, which may reduce the fund’s net asset value.

Floating Rate Loan Risk: The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade quality, and inherently speculative. In the event of the bankruptcy or insolvency of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the borrower’s loan.

Collateralized Debt Obligations Risk: The fund invests in Collateralized Debt Obligations (“CDO”), including CLOs. CDOs may be thinly traded or have a limited trading market. CDOs, such as CLOs, are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities, especially investments in mezzanine and subordinated/equity tranches of CLOs; however, an active dealer market may exist for certain investments and more senior CLO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tranches, which would allow such securities to be considered liquid in some circumstances. In addition to the general risks associated with credit instruments discussed herein, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the class of CLO or CDO held by the fund is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Direct Lending Risk: The fund may directly originate loans as part of its Direct Lending Strategy. The Direct Lending Strategy seeks to generate attractive returns by lending to “middle market” businesses. Investing in middle market companies involves a number of significant risks, including but not limited to the following: (i) they may have limited financial resources and may be unable to meet their debt obligations, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the fund realizing any guarantees the fund may have obtained in connection with an investment; (ii) they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns; (iii) they are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the issuer; (iv) they generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; (v) changes in laws and regulations, as well as their interpretations, may adversely affect the business, financial structure or prospects of middle market companies; and (vi) they may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

There also is generally little public information about privately-held middle market companies. These middle market companies and their financial information generally are not subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, and other regulations that govern public companies, and the fund may be unable to uncover all material information about these companies, which may prevent the

Sub-adviser from making a fully informed investment decision and cause the fund to lose money on its investments.

The Additional Information section within the annual report dated March 31, 2024, provides more details about the fund’s principal risk factors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. To permit the fund to maintain a more stable quarterly distribution, the fund may from time to time distribute less than the entire amount of income earned in a particular period. Any such undistributed income would be available to supplement future distributions. As a result, the distributions paid by the fund for any particular quarterly period may be more or less than the amount of income actually earned by the fund during that period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $25,610,696 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2024. The fund has $7,295,573 of short term capital losses and $18,315,123 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2024 was as follows: ordinary income $20,015,815. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) Share repurchases: As disclosed in its prospectus, beginning approximately one year after the completion of the fund’s initial public offering and ending upon the adoption by the Board of a plan of liquidation, the fund intends, but is not obligated, to conduct quarterly tender offers for up to 2.5% of its Common Shares then outstanding in the sole discretion of the Board. Any tender offer will be made, and shareholders will be notified, in accordance with the requirements of the Act and the Securities Exchange Act of 1934, as amended. When the fund conducts a tender offer, shareholders should read carefully the tender offer documents once they are filed with the SEC and become available, as they will contain important information about the offer.

During the period, the fund conducted two quarterly tender offers. The final results of those tender offers were as follows:

Tender Offer Period	Number of Shares Tendered	Number of Tendered Shares Purchased	Pro-Ration Factor	Purchase Price*
April 17, 2024 – May 14, 2024	388,170	46,530	.120521	$91.43
July 17, 2024 – August 13, 2024	459,508	45,368	.099503	$92.50

* Purchase Price is equal to 100% of the fund’s net asset value per share as of March 31, 2024 for the second quarter of 2024 and June 30, 2024 for the third quarter of 2024.

NOTE 2—Borrowings:

The fund has a $75,000,000 Revolving Credit and Security Agreement with Societe Generale (the “Agreement”), which will terminate on September 1, 2025 (or the prior business day, as necessary). Under the terms of the Agreement, the fund may borrow at the “Advance Rate” (means, at any date, the quotient (expressed as a percentage) of (i) the Total Outstanding (means, the aggregate outstanding principal amount of Loans) at such date plus all accrued and unpaid interest on the Loans as of such date divided by (ii) the Aggregate Eligible Collateral Value (means, the aggregate market value of eligible collateral) at such date.). The interest paid by the fund on such Advance Rate is determined with reference to the principal amount of each Advance Rate outstanding from time to time. The fund also paid additional fees pursuant to the Agreement. During the period ended September 30, 2024, total fees pursuant to the Agreement amounted to $2,660,762 inclusive of $2,515,036 of interest expenses and $145,726 of loan fees.

The average amount of borrowings outstanding under the Agreement during the period ended September 30, 2024 was $71,000,000, with a related weighted average annualized interest rate of 7.07%. The fund’s borrowings under the Agreement are secured by its portfolio holdings.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a Management Agreement with the Adviser, the management fee is computed at the annual rate of 1.25% of the value of the fund’s “Managed Assets” determined as of the last day of each quarter, and is payable quarterly in arrears. “Managed Assets” of the fund means the total assets of the fund, including any assets attributable to leverage (i.e., any loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”), preferred stock or other similar preference securities (“Preferred Shares”), or the use of derivative instruments that have the economic effect of leverage), minus the fund’s accrued liabilities, other than any liabilities or obligations attributable to leverage obtained through (i) indebtedness of any type (including, without limitation, Borrowings), (ii) the issuance of Preferred Shares, and/or (iii) any other means, all as determined in accordance with generally accepted accounting principles.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee at the annual rate of .625% of the value of the fund’s Managed Assets determined as of the last day of each quarter, and payable quarterly in arrears.

(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on net assets, geographic region and transaction activity. During the period ended September 30, 2024, the fund was charged $13,090 pursuant to the custody agreement.

During the period ended September 30, 2024, the fund was charged $7,243 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $748,163, Custodian fees of $6,900 and Chief Compliance Officer fees of $2,561.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended September 30, 2024, amounted to $70,797,365 and $90,520,267, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At September 30, 2024, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements.

Each type of derivative instrument that was held by the fund during the period ended September 30, 2024 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at September 30, 2024 are set forth in the Statement of Investments.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair value of derivative instruments as of September 30, 2024 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Foreign exchange risk	542,422	[1]	Foreign exchange risk	-
Gross fair value of derivative contracts	542,422			-

Statement of Assets and Liabilities location:
[1]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended September 30, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts	[1]	Total
Foreign exchange	(1,400,722)		(1,400,722)
Total	(1,400,722)		(1,400,722)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Forward Contracts	[2]	Total
Foreign exchange	(679,553)		(679,553)
Total	(679,553)		(679,553)

Statement of Operations location:
[1]	Net realized gain (loss) on forward foreign currency exchange contracts.
[2]	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At September 30, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	542,422	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	542,422	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	542,422	-

The following tables present derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of September 30, 2024:

Counterparty	Gross Amount of Assets ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	[2]	Net Amount of Assets ($)
Goldman Sachs & Co. LLC	542,422		-	(180,000)		362,422

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following table summarizes the monthly average market value of derivatives outstanding during the period ended September 30, 2024:

Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	1,327,968
Forward Contracts Sold in USD	123,035,355

At September 30, 2024, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $3,077,585, consisting of $9,964,269 gross unrealized appreciation and $6,886,684 gross unrealized depreciation.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At September 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events:

The fund conducted a quarterly tender offer for up to 2.5% of its issued and outstanding Common Shares, which commenced on October 16, 2024 and expired at 5:00 p.m. Eastern time on November 13, 2024. The tender offer was oversubscribed. Therefore, in accordance with the terms and conditions of the tender offer, the fund will purchase shares from all tendering shareholders on a pro rata basis, after disregarding fractions and after accepting all shares for repurchase from shareholders who own less than 100 shares and who tendered all of their shares, based on the number of shares properly tendered (and not timely withdrawn) by or on behalf of each shareholder. The final results of the tender offer are provided in the table below.

Number of Shares Tendered	Number of Tendered Shares to Be Purchased	Pro-Ration Factor	Purchase Price*
388,049	44,234	0.102095	$93.70

* Purchase Price is equal to 100% of the fund’s net asset value per share as of September 30, 2024.

OFFICERS AND DIRECTORS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

240 Greenwich Street
New York, NY 10286

Directors	Officers (continued)
Independent Board Members:	Assistant Treasurers (continued)
Joseph S. DiMartino, Chairman	Robert Salviolo
Francine J. Bovich	Robert Svagna
Andrew J. Donohue	Chief Compliance Officer
Bradley Skapyak	Joseph W. Connolly
Roslyn M. Watson	Portfolio Managers
Benaree Pratt Wiley	Chris Barris
Officers	Kevin Cronk
President	Brandon Chao
David DiPetrillo	Adviser
Chief Legal Officer	BNY Mellon Investment Adviser, Inc.
Peter M. Sullivan	Sub-Adviser
Vice President and Secretary	Alcentra NY, LLC
Sarah S. Kelleher	Custodian
Vice Presidents and Assistant Secretaries	The Bank of New York Mellon
Deirdre Cunnane	Counsel
Lisa M. King	Stradley Ronon
Jeff Prusnofsky	Stevens & Young, LLP
Amanda Quinn	Transfer Agent, Registar and
Vice Presidents	Dividend Disbursing Agent
Daniel Goldstein	Computershare Inc.
Joseph Martella	Initial SEC Effective Date
Treasurer	8/28/2019
James Windels
Assistant Treasurers
Roberto G. Mazzeo
Gavin C. Reilly

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For More Information

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Alcentra NY, LLC

9 West 57th Street,

Suite 4920

New York, NY 10019

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Registrar

Computershare Inc.

480 Washington Boulevard

Jersey City, NJ 07310

Dividend Disbursing Agent

Computershare Inc.

P.O. Box 30170

College Station, TX 77842

Ticker Symbol:	XALCX

For more information about the fund, visit https://bny.com/investments/us/en/intermediary/funds/05589D109. Here you will find the fund’s daily and most recently available quarterly net asset values, press releases, quarterly fact sheets and portfolio manager commentary, distribution information, the fund’s Top 10 portfolio holdings and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bny.com/investments and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0816SA0924

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.   Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.   Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: November 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: November 18, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: November 18, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)